LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A

                      Stein Roe Capital Opportunities Fund


                                  Annual Report
                               September 30, 2002


Contents
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
President's Message..............................................................................        1
   Keith Banks' thoughts on the market and investing

Portfolio Manager's Report.......................................................................        2
   An interview with the fund's portfolio manager

Performance Information..........................................................................        4

Investment Portfolio.............................................................................        6
   A complete list of investments with market values

Financial Statements.............................................................................       10
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements....................................................................       13

Financial Highlights.............................................................................       17
   Selected per-share data and ratios to average net assets

Report of Independent Accountants................................................................       18

Unaudited Information............................................................................       19

Trustees.........................................................................................       20

Transfer Agent...................................................................................       25




                Must be preceded or accompanied by a prospectus.

President's Message
--------------------------------------------------------------------------------

Dear Shareholder:

         Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the US economy brought prices down in all segments of the US stock market, but growth stocks were particularly hard hit. Many investors have recently turned to the fixed-income markets for the lower risk they have historically offered in turbulent times.

         Although it can be difficult to hold onto an investment that has lost value, it is important to remember that investing is a long-term proposition. And although past performance is no guarantee of future results, it is worth remembering that historically the direction of the market has been upward despite recessions, wars and other events that have interrupted its progress.

         In the report that follows, portfolio manager Richard Johnson provides more detail on the events of the period and strategies that were employed to manage the fund. This is the last such report that you will receive because on October 18, shareholders of Liberty Capital Opportunities Fund Class A, approved the merger of the fund into Columbia Special Fund. As a shareholder of Columbia Special Fund, you will receive your next report under the fund's new name.



Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.


             o NOTFDIC INSURED o May lose value o No bank guarantee

Portfolio Manager's Report
--------------------------------------------------------------------------------

For the 12-month period that ended September 30, 2002, the Liberty Capital Opportunities Fund Class A shares, a class of shares of Stein Roe Capital Opportunities Fund, returned negative 4.87% without a sales charge. That was in line with the fund's benchmark, the S&P MidCap 400 Index, which returned negative 4.70%. However, the fund significantly outperformed its peer group, the Morningstar(R) Mid-Cap Growth Funds Category, which returned negative 16.90% for the same period. Two factors accounted for the fund's strong performance relative to its peer group: light exposure to technology, one of the year's worst performing sectors, and its emphasis on consumer-related stocks, which did well as consumer spending continued to buoy an otherwise lackluster economy.

LIGHT TECHNOLOGY EXPOSURE HELPED THE FUND AVOID SEVERE DECLINE

The fund's light technology exposure hurt relative performance in the first quarter of the period, because the sector got a lift off the market bottom after September 11. However, in 2002 capital spending continued to be the weakest segment of the US economy. Many major technology companies fell short of their revenue and earnings targets. As a result, some of the fund's biggest disappointments were in the technology sector, from companies such as Jabil Circuit (0.4% of net assets)1 and Flextronics. Both companies are contract manufacturers of technology components and experienced revenue declines of 70% or more. Despite the poor absolute performance of these holdings, the fund's underweight position in technology helped relative performance for the period.

FOCUS ON CONSUMER STOCKS WAS WELL TIMED

In contrast to the business segment of the economy, the consumer segment did well. Consumers bought autos and homes in record numbers. Despite continuing concerns about jobs and the economy, additions to disposable income resulting from lower taxes and mortgage refinancing kept consumer spending high, especially at the mall. As a result, our investments in retailers such as Kohl's, Bed, Bath & Beyond, Williams-Sonoma and Tiffany (0.5%, 2.3%, 1.0% and 0.4% of net assets, respectively) aided performance. Our investment in Harley-Davidson (1.2% of net assets), the premier brand in motorcycles, and in Education Management (2.7% of net assets), a leader in education services, also did well.
Not only did these stocks help performance, but in several instances, our decision to cut back our positions and take profits was well timed. For example, we reduced our exposure to Kohl's because we believed the stock was vulnerable to bad news after its price climbed above $70 per share. We reduced our investment in Tiffany at a profit. We also reduced our position in Harley-Davidson because we believed that supply was starting to catch up with demand and although the stock had appreciated since we bought it, its relative performance started to fade.

OTHER POSITIVE PERFORMERS

The fund's investments in health care and in insurance in the financial services sector were also good relative performers during the period. HMOs and hospitals have been able to raise prices in an environment where few other industries have had that advantage. Higher insurance prices also resulted from the events of September 11, and that benefited our investment in property/casualty insurers and insurance brokers. A decision to add to the fund's media position was also a net positive for the fund. Although the stocks were hurt just after September 11, they were helped by a recovering economy, despite its tepid pace.

LOOKING AHEAD

Although we expected to add to the fund's technology exposure near the end of the period, that strategy has been delayed. We will continue to monitor the sector for signs that business spending is picking up and expect to increase our weighting when that occurs. However, the market remains clouded by uncertainty about the economy and pending military action in Iraq. We believe that uncertainty needs to be resolved before traditional growth sectors, such as technology, have the potential to grow again.


/s/ Richard Johnson

Richard Johnson

RICHARD JOHNSON, vice president of Columbia Management Company, Inc., joined Columbia Management Company in 1994 and serves as portfolio manager of the fund. He has managed various funds for Columbia Management since 1995. The company is an affiliate of Columbia Management Group, which comprises a number of well-known investment advisors including Columbia, Fleet Investment Advisors, Colonial, Newport and Stein Roe.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies. Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

1 Holdings are disclosed as of September 30, 2002, and are subject to change.

Portfolio Manager's Report continued
--------------------------------------------------------------------------------

BOUGHT

CAREMARK RX (2.7% OF NET ASSETS)

We invested in Caremark, a leading pharmacy benefit manager, which helps control drug costs for insurance companies and self-insured corporations. The company's revenues and margins have increased. It has focused on debt reduction and repurchased its own shares when prices fell during the summer. The stock has since moved up strongly.


SOLD

KOHL'S

The fund made money on its investment in Kohl's, a leading specialty department store. However, as the stock began to look expensive and American consumers appeared to be "spent out," we reduced our exposure to Kohl's. The decision was well-timed as its stock price declined sharply near the end of the period.

Performance Information
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURN (%)
                                          Period ended September 30, 2002

                                                      1-year               5-year              10-year
                                                   ---------------      ---------------     ---------------
                                                  without    with      without    with     without    with
                                                   sales     sales      sales     sales     sales     sales
                                                  charge    charge     charge    charge    charge    charge
                                                 -------    ------     -------   ------    ------    ------
LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A         -4.87    -10.34     -4.72      -5.84      7.57     6.94
S&P MidCap 400 Index                               -4.70      n/a       5.39       n/a      12.57      n/a

Liberty Capital Opportunities Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.





                         GROWTH OF A $10,000 INVESTMENT
                                 9/30/92-9/30/02

[line chart data]:

Capital Opportunities Fund Class A

                        Class A                   Class A            S&P MidCap
            without sales charge         with sales charge             400 Index

9/92                     $10,000                   $ 9,425               $10,000
                          10,307                     9,714                10,239
                          10,999                    10,366                10,811
                          11,026                    10,392                11,174
                          11,313                    10,662                11,313
                          10,740                    10,123                11,155
                          11,140                    10,499                11,540
                          10,680                    10,066                11,237
                          11,669                    10,998                11,750
                          11,825                    11,145                11,809
                          12,051                    11,358                11,786
                          12,745                    12,012                12,273
                          13,400                    12,630                12,403
                          13,670                    12,884                12,444
                          13,422                    12,650                12,169
                          14,061                    13,253                12,734
                          14,113                    13,302                13,030
                          14,144                    13,331                12,845
                          13,307                    12,542                12,250
                          13,372                    12,603                12,341
                          13,138                    12,383                12,224
                          12,465                    11,749                11,803
                          12,878                    12,137                12,204
                          13,676                    12,890                12,843
                          13,711                    12,922                12,603
                          14,036                    13,228                12,740
                          13,532                    12,754                12,166
                          14,062                    13,254                12,278
                          13,854                    13,057                12,406
                          14,627                    13,786                13,057
                          15,205                    14,331                13,284
                          15,139                    14,269                13,551
                          15,130                    14,260                13,877
                          16,630                    15,674                14,442
                          17,794                    16,771                15,196
                          17,872                    16,844                15,477
                          18,844                    17,761                15,852
                          19,018                    17,924                15,444
                          20,147                    18,989                16,119
                          21,199                    19,980                16,079
                          21,735                    20,486                16,312
                          22,916                    21,598                16,867
                          24,132                    22,745                17,069
                          26,584                    25,056                17,590
                          27,975                    26,366                17,827
                          27,449                    25,870                17,560
                          24,254                    22,859                16,371
                          25,842                    24,356                17,315
                          28,186                    26,565                18,070
                          26,642                    25,110                18,123
                          26,551                    25,024                19,143
                          25,526                    24,058                19,164
                          26,644                    25,112                19,883
                          24,156                    22,767                19,720
                          20,841                    19,643                18,880
                          21,315                    20,089                19,369
                          24,303                    22,905                21,062
                          25,292                    23,838                21,653
                          26,200                    24,693                23,797
                          25,273                    23,819                23,769
                          26,425                    24,905                25,135
                          25,408                    23,947                24,042
                          25,608                    24,136                24,398
                          27,099                    25,541                25,344
                          26,708                    25,173                24,863
                          28,960                    27,295                26,921
                          30,486                    28,733                28,135
                          29,642                    27,937                28,650
                          28,569                    26,926                27,361
                          30,631                    28,870                27,533
                          27,715                    26,122                26,465
                          21,485                    20,249                21,540
                          22,929                    21,610                23,550
                          22,748                    21,440                25,655
                          23,819                    22,449                26,935
                          26,661                    25,128                30,189
                          27,023                    25,469                29,015
                          24,761                    23,337                27,494
                          25,923                    24,432                28,261
                          26,514                    24,989                30,491
                          26,050                    24,552                30,622
                          27,547                    25,963                32,261
                          26,531                    25,005                31,577
                          25,849                    24,363                30,494
                          26,004                    24,509                29,551
                          27,148                    25,587                31,058
                          30,789                    29,019                32,689
                          37,409                    35,258                34,631
                          37,427                    35,275                33,654
                          44,160                    41,621                36,010
                          43,975                    41,446                39,024
                          39,608                    37,331                37,662
                          36,713                    34,602                37,191
                          40,142                    37,834                37,738
                          40,130                    37,822                38,334
                          44,785                    42,210                42,616
                          43,191                    40,707                42,326
                          40,297                    37,980                40,892
                          32,511                    30,642                37,804
                          33,126                    31,221                40,696
                          35,057                    33,041                41,604
                          30,142                    28,409                39,228
                          26,682                    25,148                36,314
                          29,211                    27,532                40,319
                          29,480                    27,785                41,258
                          29,076                    27,404                41,093
                          27,256                    25,689                40,481
                          25,302                    23,847                39,157
                          21,818                    20,563                34,286
                          22,392                    21,104                35,802
                          24,702                    23,282                38,465
                          26,120                    24,618                40,454
                          25,864                    24,377                40,243
                          25,313                    23,858                40,292
                          26,938                    25,389                43,173
                          26,510                    24,986                42,970
                          25,972                    24,479                42,244
                          24,445                    23,039                39,151
                          21,976                    20,712                35,354
                          21,499                    20,263                35,534
9/02                      20,754                    19,560                32,670


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Liberty Capital Opportunities Fund Class A is a class of Stein Roe Capital Opportunities Fund (the "fund"), a series of Liberty-Stein Roe Funds Investment Trust. The fund also offers class S shares. Performance highlights for the fund's class S shares are presented in a separate annual report.

Past performance cannot predict future investment returns. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares. Liberty Capital Opportunities Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. The S&P MidCap 400 Index is an unmanaged index that tracks performance of middle-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.
Source: Liberty Funds Distributor Inc.

--------------------------------------------------------------------------------

                    TOP 10 EQUITY HOLDINGS AS OF 9/30/02 (%)

          AmerisourceBergen                                  3.5
          Intuit                                             3.0
          Apache                                             2.9
          Ambac Financial Group                              2.9
          HCA                                                2.8
          Caremark Rx                                        2.7
          Education Management                               2.7
          Investors Financial Services                       2.7
          Devon Energy                                       2.4
          Bed Bath & Beyond                                  2.3

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.



--------------------------------------------------------------------------------

                    EQUITY PORTFOLIO HIGHLIGHTS AS OF 9/30/02

                                                              S&P MidCap 400
                                                    Portfolio      Index
                                                    ---------      -----
    Number of holdings                                  72          400
    Dollar weighted median market
      capitalization ($mil.)                         3,434        2,137




                   ECONOMIC SECTOR BREAKDOWN AS OF 9/30/02 (%)

[bar chart data]:

Health care                                  25.6
Consumer discretionary                       23.5
Financials                                   13.4
Industrials                                  12.8
Information technology                       10.0



Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.



           PORTFOLIO ASSET ALLOCATION AS OF 9/30/02 (% OF NET ASSETS)

[pie chart data]:

Equities                                     92.9
Cash equivalents & other                      7.1



5
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

Investment Portfolio
------------------------------------------------------------------------------------------------------------------------------------

September 30, 2002

COMMON STOCKS - 92.9%                                                                                      Shares           Value
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 23.5%
AUTOMOBILES & COMPONENTS - 1.9%
AUTO PARTS & EQUIPMENT - 0.7%
Gentex Corp. (a) ................................................................................          52,900  $  1,437,293
                                                                                                                 ----------------

MOTORCYCLE MANUFACTURERS - 1.2%
Harley-Davidson, Inc. ..........................................................................           51,200       2,378,240
                                                                                                                 ----------------

HOTELS, RESTAURANTS & LEISURE - 6.2%
HOTELS - 2.4%
Carnival Corp....................................................................................         150,000       3,765,000
Extended Stay America, Inc. (a)..................................................................          78,200         993,140
                                                                                                                 ----------------
                                                                                                                        4,758,140
                                                                                                                 ----------------
LEISURE FACILITIES - 1.9%
International Speedway Corp., Class A............................................................          98,700       3,921,351
                                                                                                                 ----------------

RESTAURANTS - 1.9%
Brinker International, Inc. (a)..................................................................         150,000       3,885,000
                                                                                                                 ----------------

MEDIA - 7.6%
BROADCASTING & CABLE - 6.8%
Cox Radio, Inc., Class A (a).....................................................................         175,000       4,578,000
Hispanic Broadcasting Corp. (a)..................................................................         114,500       2,135,425
Radio One, Inc., Class D (a).....................................................................         134,700       2,221,203
Univision Communications, Inc., Class A (a)......................................................          71,000       1,618,800
Westwood One, Inc. (a)...........................................................................          94,200       3,367,650
                                                                                                                 ----------------
                                                                                                                       13,921,078
                                                                                                                 ----------------
PUBLISHING & PRINTING - 0.8%
Belo Corp., Class A..............................................................................          75,000       1,641,000
                                                                                                                 ----------------

RETAILING - 7.8%
COMPUTER & ELECTRONICS RETAIL - 1.1%
Electronics Boutique Holdings Corp. (a)..........................................................          81,900       2,248,155
                                                                                                                 ----------------

DEPARTMENT STORES - 1.0%
Kohl's Corp. (a).................................................................................          15,600         948,636
Nordstrom, Inc...................................................................................          57,900       1,038,726
                                                                                                                 ----------------
                                                                                                                        1,987,362
                                                                                                                 ----------------
GENERAL MERCHANDISE STORES - 2.0%
Family Dollar Stores, Inc........................................................................         150,000       4,032,000
                                                                                                                 ----------------

SPECIALTY STORES - 3.7%
Bed Bath & Beyond, Inc. (a)......................................................................         146,200       4,761,734
Tiffany & Co.....................................................................................          40,000         857,200
Williams-Sonoma, Inc. (a)........................................................................          84,000       1,984,920
                                                                                                                 ----------------
                                                                                                                        7,603,854
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

ENERGY - 7.6%
OIL & GAS DRILLING - 2.3%
Nabors Industries Ltd. (a).......................................................................          31,500       1,031,625
National-Oilwell, Inc. (a).......................................................................          26,600         515,508
Noble Corp. (a)..................................................................................          66,600       2,064,600
Patterson-UTI Energy, Inc. (a)...................................................................          44,600       1,137,746
                                                                                                                 ----------------
                                                                                                                        4,749,479
                                                                                                                 ----------------



See notes to investment portfolio.


6
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

Investment Portfolio - Continued
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED                                                                                  Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - CONTINUED
OIL & GAS EXPLORATION & PRODUCTION - 5.3%
Apache Corp......................................................................................         100,000     $ 5,945,000
Devon Energy Corp................................................................................         100,000       4,825,000
                                                                                                                 ----------------
                                                                                                                       10,770,000
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

FINANCIALS - 13.4%
DIVERSIFIED FINANCIALS - 6.7%
DIVERSIFIED FINANCIAL SERVICES - 6.7%
Federated Investors, Inc., Class B...............................................................         150,000       4,048,500
Investors Financial Services Corp................................................................         200,000       5,414,000
Moody's Corp.....................................................................................          86,700       4,204,950
                                                                                                                 ----------------
                                                                                                                       13,667,450
                                                                                                                 ----------------
INSURANCE - 6.7%
INSURANCE BROKERS - 0.9%
Arthur J. Gallagher & Co.........................................................................          72,300       1,782,195
                                                                                                                 ----------------

LIFE & HEALTH INSURANCE - 1.1%
StanCorp Financial Group, Inc....................................................................          41,200       2,179,480
                                                                                                                 ----------------

PROPERTY & CASUALTY INSURANCE - 3.5%
Ambac Financial Group, Inc.......................................................................         109,000       5,874,010
MGIC Investment Corp.............................................................................          32,400       1,322,892
                                                                                                                 ----------------
                                                                                                                        7,196,902
                                                                                                                 ----------------
REINSURANCE - 1.2%
Everest Re Group Ltd.............................................................................          43,900       2,408,354
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE - 25.6%
HEALTH CARE EQUIPMENT & SERVICES - 21.0%
HEALTH CARE DISTRIBUTORS & SERVICES - 6.5%
AdvancePCS (a)...................................................................................          99,300       2,237,229
AmerisourceBergen Corp...........................................................................         100,000       7,142,000
Laboratory Corp. of America Holdings (a).........................................................          69,700       2,354,466
McKesson Corp....................................................................................          51,100       1,447,663
                                                                                                                 ----------------
                                                                                                                       13,181,358
                                                                                                                 ----------------
HEALTH CARE EQUIPMENT - 1.9%
Biomet, Inc......................................................................................         143,300       3,816,079
                                                                                                                 ----------------

HEALTH CARE FACILITIES - 6.6%
Community Health Systems, Inc. (a)...............................................................          69,300       1,845,459
DaVita, Inc. (a).................................................................................          53,300       1,257,880
HCA, Inc.........................................................................................         121,000       5,760,810
Manor Care, Inc. (a).............................................................................          54,100       1,216,168
Universal Health Services, Inc. (a)..............................................................          65,100       3,329,865
                                                                                                                 ----------------
                                                                                                                       13,410,182
                                                                                                                 ----------------
MANAGED HEALTH CARE - 6.0%
Anthem, Inc. (a).................................................................................          55,600       3,614,000
Caremark Rx, Inc. (a)............................................................................         329,000       5,593,000
WellPoint Health Networks, Inc. (a)..............................................................          40,500       2,968,650
                                                                                                                 ----------------
                                                                                                                       12,175,650
                                                                                                                 ----------------


See notes to investment portfolio.




7
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

Investment Portfolio - Continued
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED                                                                                  Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - CONTINUED
PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc. (a)........................................................................          60,600     $ 2,031,918
MedImmune, Inc. (a)..............................................................................          45,500         951,860
                                                                                                                 ----------------
                                                                                                                        2,983,778
                                                                                                                 ----------------
PHARMACEUTICALS - 3.1%
Andrx Corp. (a)..................................................................................          88,200       1,953,630
Barr Laboratories, Inc. (a)......................................................................          40,200       2,504,058
Teva Pharmaceutical Industries Ltd...............................................................          28,900       1,936,300
                                                                                                                 ----------------
                                                                                                                        6,393,988
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS - 12.8%
CAPITAL GOODS - 1.8%
TRADING COMPANIES & DISTRIBUTORS - 1.8%
Fastenal Co......................................................................................         116,100       3,666,438
                                                                                                                 ----------------

COMMERCIAL SERVICES & SUPPLIES - 10.0%
DATA PROCESSING SERVICES - 2.6%
BISYS Group, Inc. (a)............................................................................         174,400       2,914,224
Concord EFS, Inc. (a)............................................................................         145,200       2,305,776
                                                                                                                 ----------------
                                                                                                                        5,220,000
                                                                                                                 ----------------
DIVERSIFIED COMMERCIAL SERVICES - 4.4%
Education Management Corp. (a)...................................................................         125,000       5,533,750
Steiner Leisure Ltd. (a).........................................................................          48,700         596,575
Weight Watchers International, Inc...............................................................          63,500       2,753,360
                                                                                                                 ----------------
                                                                                                                        8,883,685
                                                                                                                 ----------------
EMPLOYMENT SERVICES -3.0%
Corporate Executive Board Co. (a)................................................................         150,000       4,282,500
Robert Half International, Inc. (a)..............................................................         121,700       1,931,379
                                                                                                                 ----------------
                                                                                                                        6,213,879
                                                                                                                 ----------------
TRANSPORTATION - 1.0%
AIR FREIGHT & COURIERS - 1.0%
Expeditors International of Washington, Inc......................................................          73,200       2,045,208
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------


INFORMATION TECHNOLOGY - 10.0%
SOFTWARE & SERVICES - 7.3%
APPLICATION SOFTWARE - 6.1%
Electronic Arts, Inc. (a)........................................................................          68,000       4,485,280
Intuit, Inc. (a).................................................................................         136,100       6,196,633
Mercury Interactive Corp. (a)....................................................................          61,400       1,053,624
Rational Software Corp. (a)......................................................................         149,800         647,136
                                                                                                                 ----------------
                                                                                                                       12,382,673
                                                                                                                 ----------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 0.5%
SunGard Data Systems, Inc. (a)...................................................................          53,400       1,038,630
                                                                                                                 ----------------

SYSTEMS SOFTWARE - 0.7%
Veritas Software Corp. (a).......................................................................         102,500       1,503,675
                                                                                                                 ----------------

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Jabil Circuit, Inc. (a)..........................................................................          49,400         730,132
                                                                                                                 ----------------



See notes to investment portfolio.



8


Investment Portfolio - Continued
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED                                                                                  Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - CONTINUED
TECHNOLOGY HARDWARE & EQUIPMENT - CONTINUED
SEMICONDUCTOR EQUIPMENT - 1.0%
ASML Holding N.V. (a)............................................................................          91,200      $  564,528
Marvell Technology Group Ltd. (a)................................................................          25,900         410,515
Novellus Systems, Inc. (a).......................................................................          54,400       1,132,064
                                                                                                                 ----------------
                                                                                                                        2,107,107
                                                                                                                 ----------------
SEMICONDUCTORS - 1.0%
Microchip Technology, Inc. (a)...................................................................         100,000       2,045,000
                                                                                                                 ----------------

TELECOMMUNICATIONS EQUIPMENT - 0.3%
Polycom, Inc. (a)................................................................................          80,250         544,897
                                                                                                                 ----------------

TOTAL COMMON STOCKS
   (cost of $197,800,815)........................................................................                     188,909,692
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 6.3%                                                                                  PAR
------------------------------------------------------------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg Ltd., dated 09/30/02,
   due 10/01/02 at 1.880%, collateralized by U.S. Government
   Agencies and Obligations with various maturities to 08/15/27, market value $13,257,087 (repurchase proceeds $12,889,673)
   (cost of $12,889,000).........................................................................    $ 12,889,000      12,889,000
                                                                                                                 ----------------

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.2%
   (cost of $210,689,815) (b)....................................................................                     201,798,692
                                                                                                                 ----------------

OTHER ASSETS & LIABILITIES, NET - 0.8%...........................................................                       1,650,494
                                                                                                                 ----------------
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%.............................................................................                     $203,449,186
                                                                                                                 ================
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $213,001,449.



See notes to financial statements.


Statement of Assets and Liabilities
September 30, 2002


ASSETS:
Investments, at cost............................................................................................    $ 210,689,815
                                                                                                                 ----------------
Investments, at value..........................................................................................     $ 201,798,692
Cash...........................................................................................................               439
Receivable for:
   Investments sold.............................................................................................        3,335,850
   Fund shares sold.............................................................................................            3,203
   Interest.....................................................................................................              673
   Dividends....................................................................................................           25,261
Deferred Trustees' compensation plan............................................................................            1,361
Other assets....................................................................................................              250
                                                                                                                 ----------------
   Total Assets................................................................................................       205,165,729
                                                                                                                 ----------------

LIABILITIES:
Payable for:
   Investments purchased........................................................................................        1,035,261
   Fund shares repurchased......................................................................................          382,948
   Management fee...............................................................................................          129,214
   Administration fee...........................................................................................           25,905
   Transfer agent fee...........................................................................................           95,583
   Pricing and bookkeeping fees.................................................................................            6,811
   Trustees' fee................................................................................................              200
Deferred Trustees' fee..........................................................................................            1,361
Other liabilities...............................................................................................           39,260
                                                                                                                 ----------------
   Total Liabilities...........................................................................................         1,716,543
                                                                                                                 ----------------
NET ASSETS ....................................................................................................     $ 203,449,186
                                                                                                                 ================

COMPOSITION OF NET ASSETS:
Paid-in capital.................................................................................................    $ 250,316,819
Accumulated net investment loss.................................................................................           (2,300)
Accumulated net realized loss...................................................................................      (37,974,210)
Net unrealized depreciation on investments......................................................................       (8,891,123)
                                                                                                                 ----------------
NET ASSETS ....................................................................................................     $ 203,449,186
                                                                                                                 ================

CLASS A:
Net assets......................................................................................................    $       2,021
Shares outstanding..............................................................................................              119
                                                                                                                 ----------------
Net asset value per share.......................................................................................    $       16.98(a)
                                                                                                                 ================
Maximum offering price per share ($16.98/0.9425)...............................................................     $       18.02(b)
                                                                                                                 ================

CLASS S:
Net assets.....................................................................................................     $ 203,447,165
Shares outstanding.............................................................................................        11,910,228
                                                                                                                 ----------------
Net asset value, offering and redemption price per share........................................................    $       17.08
                                                                                                                 ================

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.


Statement of Operations
For the Year Ended September 30, 2002


INVESTMENT INCOME:
Dividends.......................................................................................................        $ 668,222
Interest........................................................................................................          210,419
                                                                                                                  ---------------
   Total Investment Income (net of foreign taxes withheld of $1,595)............................................          878,641
                                                                                                                  ---------------

EXPENSES:
Management fee..................................................................................................        1,986,010
Administration fee..............................................................................................          397,202
Distribution fee--Class A........................................................................................                2
Service fee--Class A.............................................................................................                4
Pricing and bookkeeping fees....................................................................................          110,148
Transfer agent fee..............................................................................................          621,166
Trustees' fee...................................................................................................           12,601
Custody fee.....................................................................................................            7,431
Other expenses..................................................................................................          167,469
                                                                                                                  ---------------
   Total Operating Expenses.....................................................................................        3,302,033
Fees waived by Distributor--Class A.............................................................................                (2)
Custody earnings credit........................................................................................            (1,193)
                                                                                                                  ---------------
   Net Operating Expenses.......................................................................................        3,300,838
Interest expense...............................................................................................               224
                                                                                                                  ---------------
   Net Expenses................................................................................................         3,301,062
                                                                                                                  ---------------
Net Investment Loss............................................................................................        (2,422,421)
                                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments.................................................................................................       (14,948,830)
   Foreign currency transactions...............................................................................               (23)
                                                                                                                  ---------------
      Net realized loss........................................................................................       (14,948,853)
                                                                                                                  ---------------
Net change in unrealized appreciation/depreciation on:
   Investments..................................................................................................       12,333,420
   Foreign currency translations...............................................................................               175
                                                                                                                  ---------------
   Net change in unrealized appreciation/depreciation..........................................................        12,333,595
                                                                                                                  ---------------
Net Loss ......................................................................................................        (2,615,258)
                                                                                                                  ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS.....................................................................      $ (5,037,679)
                                                                                                                  ===============



Statement of Changes in Net Assets

                                                                                                       YEAR ENDED       YEAR ENDED
                                                                                                    SEPTEMBER 30,    SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2002             2001
                                                                                                  ---------------    -------------
OPERATIONS:
Net investment loss.............................................................................    $  (2,422,421)   $  (3,202,686)
Net realized loss on investments and foreign currency transactions..............................      (14,948,853)     (22,427,618)
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations.............................................       12,333,595     (243,150,210)
                                                                                                  ---------------    -------------
Net Decrease from Operations....................................................................       (5,037,679)    (268,780,514)
                                                                                                  ---------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A......................................................................................               --             (141)
   Class S......................................................................................               --      (73,355,611)
In excess of net realized gains:
   Class S......................................................................................               --          (52,113)
                                                                                                  ---------------    -------------
Total Distributions Declared to Shareholders....................................................               --      (73,407,865)
                                                                                                  ---------------    -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions................................................................................            1,839            1,193
   Distributions reinvested.....................................................................               --              141
   Redemptions..................................................................................             (666)              --
                                                                                                  ---------------    -------------
     Net Increase...............................................................................            1,173            1,334
                                                                                                  ---------------    -------------

Class S:
   Subscriptions................................................................................       61,352,561      280,922,404
   Distributions reinvested.....................................................................               --       68,874,396
   Redemptions..................................................................................     (109,313,253)    (315,247,817)
                                                                                                  ---------------    -------------
     Net Increase (Decrease)....................................................................      (47,960,692)      34,548,983
                                                                                                  ---------------    -------------
Net Increase (Decrease) from Share Transactions.................................................      (47,959,519)      34,550,317
                                                                                                  ---------------    -------------
Total Decrease in Net Assets....................................................................      (52,997,198)    (307,638,062)

NET ASSETS:
Beginning of period.............................................................................      256,446,384      564,084,446
                                                                                                  ---------------    -------------
End of period (including accumulated net investment loss of
   of $(2,300) and $(1,420), respectively)......................................................     $203,449,186    $ 256,446,384
                                                                                                  ===============    =============

CHANGES IN SHARES:
Class A:
   Subscriptions................................................................................               88               32
   Issued for distributions reinvested..........................................................               --                5
   Redemptions..................................................................................              (31)              --
                                                                                                  ---------------    -------------
     Net Increase...............................................................................               57               37
                                                                                                  ---------------    -------------

Class S:
   Subscriptions................................................................................        2,980,863        9,912,468
   Issued for distributions reinvested..........................................................               --        2,414,127
   Redemptions..................................................................................       (5,391,412)     (11,359,592)
                                                                                                  ---------------    -------------
     Net Increase (Decrease)....................................................................       (2,410,549)         967,003
                                                                                                  ---------------    -------------


See notes to financial statements.

Notes To Financial Statements
--------------------------------------------------------------------------------

September 30, 2002


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Stein Roe Capital Opportunities Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund's goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers two classes of shares: Liberty Capital Opportunities Fund Class A ("Class A") and Class S. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares as described in the Fund's prospectus. The financial highlights for Class S shares are presented in a separate annual report.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A service and distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
    Class A per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees applicable to Class A shares only.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.
    The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

--------------------------------------------------------------------------------

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales, post-October losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
    For the year ended September 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

         ACCUMULATED       ACCUMULATED
       NET INVESTMENT      NET REALIZED           PAID-IN
            LOSS               LOSS               CAPITAL
       --------------      -------------          --------
         $2,421,541             $24            $(2,421,565)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                            UNREALIZED
                           DEPRECIATION*
                          --------------
                           $(11,202,757)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                YEAR OF              CAPITAL LOSS
              EXPIRATION             CARRYFORWARD
             ------------            ------------
                   2009               $ 5,340,814
                   2010                22,105,946
                                      -----------
                                      $27,446,760
                                      -----------

    Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2002, for federal income tax purposes, post-October losses of $8,215,816 attributable to security transactions were deferred to October 1, 2002.



--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:

Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee as follows:

      AVERAGE                      ANNUAL
 DAILY NET ASSETS                 FEE RATE
-----------------                 --------
First $500 million                  0.75%
Next $500 million                   0.70%
Next $500 million                   0.65%
Over $1.5 billion                   0.60%

ADMINISTRATION FEE:

The Advisor also provides accounting and other services for a monthly fee as follows:

      AVERAGE                      ANNUAL
 DAILY NET ASSETS                 FEE RATE
-----------------                 --------
First $500 million                 0.150%
Next $500 million                  0.125%
Next $500 million                  0.100%
Over $1.5 billion                  0.075%

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
    Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended September 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average

--------------------------------------------------------------------------------

daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2002, the Fund has been advised that the Distributor did not retain any net underwriting discounts on sales of the Fund's Class A shares and did not receive any contingent deferred sales charges ("CDSC") on Class A share redemptions.
    The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10% annually of the average daily net assets attributable to Class A shares only. The Distributor has voluntarily agreed, until further notice, to waive the Class A distribution fee.
    The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
     The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
     The Fund has an agreement with its custodian bank under which $1,193 of custody fees were reduced by balance credits for the year ended September 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.


--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended September 30, 2002, purchases and sales of investments, other than short-term obligations and U.S. Government obligations, were $294,060,517 and $354,767,305, respectively.

Unrealized appreciation (depreciation) at September 30, 2002, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation         $   13,778,598
    Gross unrealized depreciation            (24,981,355)
                                          --------------
      Net unrealized depreciation         $  (11,202,757)
                                          ==============

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund may purchase or sell futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
     Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of September 30, 2002, the Fund did not have any open futures contracts.

--------------------------------------------------------------------------------


NOTE 5. LINE OF CREDIT

The Trust participates in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The borrowings available to the Trust for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended September 30, 2002, the average daily loan balance on days where borrowings existed was $3,000,000 at a weighted average interest rate of 2.69%.

--------------------------------------------------------------------------------
NOTE 6. OTHER RELATED PARTY TRANSACTIONS

During the year ended September 30, 2002, the Fund used AlphaTrade Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $16,220.

--------------------------------------------------------------------------------
NOTE 7. SUBSEQUENT EVENT

The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Special Fund (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. Upon shareholder approval of the proposal, all of the assets and liabilities of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares.
     At a special meeting of shareholders held on October 18, 2002, the shareholders of the Fund approved the reorganization. It is scheduled to take place on or around December 6, 2002.

Financial Highlights
--------------------------------------------------------------------------------

Liberty Capital Opportunities Fund - Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                                                        YEAR ENDED            PERIOD ENDED
                                                                                       SEPTEMBER 30,         SEPTEMBER 30,
                                                                             ----------------------------   --------------
                                                                                   2002              2001             2000 (a)
                                                                             ----------       -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD......................................     $  17.85         $   42.21        $   39.22
                                                                             ----------       -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)...................................................        (0.23)            (0.27)           (0.09)
Net realized and unrealized gain (loss) on investments
   and foreign currency...................................................        (0.64)           (18.55)            3.08
                                                                             ----------       -----------      -----------
   Total from Investment Operations.......................................        (0.87)           (18.82)            2.99
                                                                             ----------       -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains...................................................           --             (5.54)              --
                                                                             ----------       -----------      -----------
NET ASSET VALUE, END OF PERIOD............................................     $  16.98         $   17.85        $   42.21
                                                                             ==========       ===========      ===========
Total return (c)(d).......................................................      (4.87)%          (49.49)%            7.62%(e)
                                                                             ==========       ===========      ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)..............................................................        1.50%(g)          1.46%            1.56%(h)
Net investment loss (f)...................................................      (1.17)%(g)        (1.09)%          (1.28)%(h)
Waiver/reimbursement......................................................        0.10%             0.10%              --%
Portfolio turnover rate...................................................         115%              164%             119%
Net assets, end of period (000's).........................................     $      2         $       1        $       1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) The effect of interest expense was less than 0.01%.
(h) Annualized.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty-Stein Roe Funds Investment Trust and Class A Shareholders of Liberty Capital Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A financial highlights present fairly, in all material respects, the financial position of Liberty Capital Opportunities Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2002, and the results of its operations, the changes in its net assets and the Class A financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 7, the Fund's shareholders have approved the merger of the Fund with Columbia Special Fund, which is anticipated to be concluded by December 6, 2002.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2002

Unaudited Information
--------------------------------------------------------------------------------


RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
On October 18, 2002, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Proxy Statement for said Meeting. On August 2, 2002, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $207,628,961. The votes cast were as follows:


                                                                                 % of NAV
                                                                                 to Total                  % of NAV
    Proposal 1. The acquisition of the                                          Outstanding                to Total
    Fund by the Columbia Special Fund                      NAV                     NAV                     NAV Voted
    ------------------------------                    ------------             ------------              ------------
    For                                                $66,744,953                    32.15%                   89.37%
    Against                                              4,721,131                     2.27                     6.32
    Abstain                                              3,218,893                     1.55                     4.31


 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        103         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         103         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  105         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        103         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties          105    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly              103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)



                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      2000     Managing Partner, Park Avenue Equity Partners   105  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    In addition to serving as a disinterested trustee of The Liberty Funds, Mr.
     Nelson serves as a disinterested director of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht
     + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


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


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


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


 OFFICERS AND TRANSFER AGENT


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group since 2001;
Group, Inc. 590 Madison                             President, Chief Executive Officer and Chief Investment Officer of Fleet
Avenue, 36th Floor                                  Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
Mail Stop NY EH 30636A                              U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                  2000) President of the Galaxy Funds since September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Controller and Chief Accounting Officer of Galaxy Funds since September
                          Controller                2002; Vice President of LFG since April 2001 (formerly Vice President,
                                                    Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                    1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice
                                                    President of LFG since January 2001 (formerly Vice President from April 2000 to
                                                    January 2001; Vice President of Colonial Management Associates, Inc. from
                                                    February 1998 to October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996 and Assistant General Counsel since September 2002, Fleet
                                                    National Bank; Assistant Secretary of Galaxy Funds since September 2002



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Capital Opportunities Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Capital Opportunities Fund Class A.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Capital Opportunities Fund Class A

Liberty Capital Opportunities Fund Class A  ANNUAL REPORT, SEPTEMBER 30, 2002

[logo]:
LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621


PRSRT STD
U.S. POSTAGE
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720-02/153L-0902 (11/02) 02/2434